Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 846,958.3	$ 13,008.1	₨ 729,008.0
Estimated fair values of bank guarantees	(3,231.5)	(49.6)	(2,679.4)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	237,417.3	3,646.4	202,430.1
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	214,088.3	3,288.1	166,964.2
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	395,452.7	6,073.6	359,613.7
Estimated fair values of documentary credits	(406.1)	(6.2)	(340.2)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (2,825.4)	$ (43.4)	₨ (2,339.2)